Investment securities and fair value disclosure- Rollforward of assets (Details) - Convertible bonds - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Convertible bonds accounted for under the fair value option
Balance at beginning	¥ 3,719	¥ 1,044
Additions		2,944
Increase (decrease) in fair value	630	(264)
Foreign currency translation adjustments	273	(5)
Balance at end	¥ 4,622	¥ 3,719